Investment Securities - Disclosure of Unrealized Gains and Losses on Fair Value Through Other Comprehensive Income Securities (Detail) - Financial assets measured at fair value through other comprehensive income, category [member] - CAD ($)
$ in Millions
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Cost	$ 57,461	$ 56,129
Gross unrealized gains	753	102
Gross unrealized losses	57	388
Fair value	58,157	55,843
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	12,176	8,903
Gross unrealized gains	216	38
Gross unrealized losses	11	50
Fair value	12,381	8,891
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Cost	3,203	4,403
Gross unrealized gains	42	3
Gross unrealized losses	4	54
Fair value	3,241	4,352
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	19,527	19,298
Gross unrealized gains	384	6
Gross unrealized losses	22	163
Fair value	19,889	19,141
Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	20,543	20,022
Gross unrealized gains	87	49
Gross unrealized losses	19	81
Fair value	20,611	19,990
Other debt [member]
Disclosure of financial assets [line items]
Cost	2,012	3,503
Gross unrealized gains	24	6
Gross unrealized losses	1	40
Fair value	$ 2,035	$ 3,469